BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Other (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions	₽ 40,030	$ 541.9	₽ 351	₽ 956
Goodwill	104,275		₽ 52,205	52,662	$ 1,411.5	$ 706.7
Other acquisitions
Business Acquisition [Line Items]
Total purchase consideration	529	7.2		751
Cash paid for acquisitions	450	$ 6.1
Fair value of consideration	79				1.1
Cash and cash equivalents	26			17	0.4
Property and equipment				14
Intangible assets	253			130	3.4
Goodwill	234			792	3.2
Deferred tax liabilities	12			15	0.2
Redeemable noncontrolling interests				209
Net current assets	₽ 28			₽ 22	$ 0.4